Concentrations (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Concentration risk, percentage			0.00%	35.00%
Cost of goods sold [Member] | Supplier concentration risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	33.00%	18.00%	19.00%	23.00%
Purchases used for production	$ 135,000		$ 244,000
Accounts payable to suppliers	62,688		32,532	9,074
Cost of goods sold [Member] | Supplier concentration risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		8.00%		12.00%
Accounts payable to suppliers				8,363
Cost of goods sold [Member] | Supplier concentration risk [Member] | Suppliers A and B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		26.00%		35.00%
Purchases used for production		$ 98,000		$ 353,000